Inventory (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Inventory
Raw materials	$ 542,062	$ 489,750
Finished products	231,836	53,223
Work in process	295,800	128,278
Inventory, Net, Total	$ 1,069,698	$ 671,251